Additional Information on Consolidated Loss - Narrative (Details) - Mar. 31, 2021	CAD ($)	EUR (€)
Profit (loss) [Line Items]
Government grant	$ 4,000,953
Alithya France SAS (formerly Alithya Consulting SAS)
Profit (loss) [Line Items]
Government grant	$ 631,706	€ 410,600